Derecognition of financial assets	6 Months Ended
Apr. 30, 2021
Text Block [Abstract]
Derecognition of financial assets
8.	Derecognition of financial assets
Securitization of residential mortgage loans
The Bank securitizes fully insured residential mortgage loans, Bank originated and others, through the creation of mortgage-backed securities (MBS) under the National Housing Act (NHA) MBS program, sponsored by Canada Mortgage and Housing Corporation (CMHC). MBS created under the program are sold to Canada Housing Trust (the Trust), a government sponsored entity under the Canada Mortgage Bond (CMB) program. The Trust issues securities to third-party investors. The CMHC also purchased insured mortgage pools from the Bank under the Insured Mortgage Purchase Program (IMPP).
The sale of mortgages under the above programs do not meet the derecognition requirements, where the Bank retains the pre-payment
and interest rate risks associated with the mortgages, which represent substantially all the risks and rewards associated with the transferred assets.
The transferred mortgages continue to be recognized on the Consolidated Statement of Financial Position as residential mortgage loans. Cash proceeds from the transfer are treated as secured borrowings and included in Deposits – Business and government on the Consolidated Statement of Financial Position.
The following table provides the carrying amount of transferred assets that do not qualify for derecognition and the associated liabilities:

	As at
($ millions)	April 30 2021 (1)	January 31 2021 (1)	October 31 2020 (1)
Assets
Carrying value of residential mortgage loans	$18,338	$19,149	$20,586
Other related assets (2)	11,009	10,276	9,548
Liabilities
Carrying value of associated liabilities	$27,595	$27,143	$27,819
(1)
The fair value of the transferred assets is $28,263 (January 31, 2021 – $28,892; October 31, 2020 – $29,415) and the fair value of the associated liabilities is $28,258 (January 31, 2021 – $28,211; October 31, 2020 – $28,920) for a net position of $5 (January 31, 2021 – $681; October 31, 2020 – $495).

(2)
These include cash held in trust and trust permitted investment assets acquired as part of the principal reinvestment account that the Bank is required to maintain in order to participate in the programs.

Securitization of personal lines of credit, credit cards and auto loans
The Bank securitizes a portion of its credit card and auto loan receivables and previously securitized a portion of its unsecured personal lines of credit through consolidated structured entities. These receivables continue to be recognized on the Consolidated Statement of Financial Position as personal loans and credit card loans.
During the second quarter, the Bank did not enter into any new securitization arrangements.
Securities sold under repurchase agreements and securities lent
The Bank enters into transactions, such as repurchase agreements and securities lending agreements, where the Bank transfers assets under agreements to repurchase them on a future date and retains all the substantial risks and rewards associated with the assets. The transferred securities remain on the Consolidated Statement of Financial Position.

The following table provides the carrying amount of the transferred assets and the associated liabilities:

	As at
($ millions)	April 30 2021 (1)	January 31 2021 (1)	October 31 2020 (1)
Carrying value of securities associated with:
Repurchase agreements (2)	$97,400	$121,733	$121,918
Securities lending agreements	61,851	63,756	53,082
Total	159,251	185,489	175,000
Carrying value of associated liabilities (3)	$115,969	$140,491	$137,763
(1)
The fair value of transferred assets is $159,251 (January 31, 2021 – $185,489; October 31, 2020 – $175,000) and the fair value of the associated liabilities is $115,969 (January 31, 2021 – $140,491; October 31, 2020 – $137,763) for a net position of $43,282 (January 31, 2021 – $44,998; October 31, 2020 – $37,237).

(2)	Does not include over-collateralization of assets pledged.
(3)	Liabilities for securities lending arrangements only include amounts related to cash collateral received. In most cases, securities are received as collateral.